License Agreements (Details) $ in Thousands, £ in Millions	1 Months Ended
	Mar. 31, 2018 GBP (£)	Mar. 31, 2016 shares	Sep. 30, 2014 USD ($) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020 GBP (£)	Dec. 31, 2019 USD ($)
Schedule Of License Agreements
Accrued license fees payable	£ 0.5			$ 840		$ 663
UCL Business plc
Schedule Of License Agreements
Shares issued (in shares) | shares		313,971	1,497,643
Payment of upfront fees (usd per share)	£ 1.5		$ 300
UCL Business plc | Regulatory Approval
Schedule Of License Agreements
Conditional payment, regulatory approval (gbp per share)					£ 35.5
UCL Business plc | Product Sales
Schedule Of License Agreements
Conditional payment, regulatory approval (gbp per share)					18.0
UCL Business plc | Product Sales | Minimum
Schedule Of License Agreements
Conditional payment, regulatory approval (gbp per share)					1.0
UCL Business plc | Product Sales | Maximum
Schedule Of License Agreements
Conditional payment, regulatory approval (gbp per share)					18.5
UCL Business plc | Net Sales Levels
Schedule Of License Agreements
Conditional payment, regulatory approval (gbp per share)					£ 51.0